Investment Objectives and Goals - Neuberger Berman Total Return Bond ETF	Aug. 31, 2024
Prospectus [Line Items]
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks to maximize total return consistent with capital preservation.